Pension plan (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Aggregate contributions to pension plans and retirement benefit schemes | $	$ 332		$ 278		$ 281
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes | ¥		¥ 5,449		¥ 4,692		¥ 4,298